Stock-Based Compensation (Details) (Stock Options [Member])	12 Months Ended
Dec. 31, 2014
Stock Options [Member]
Weighted average assumptions used to estimate fair value of options granted
Expected volatility	199.80%
Expected life of option	6 years 2 months 23 days
Risk free interest rate	1.90%
Expected dividend yield	0.00%